BUSINESS COMBINATIONS (Details Textual) - USD ($)		1 Months Ended						12 Months Ended
		Oct. 29, 2014	Sep. 30, 2014	Sep. 30, 2013	May. 30, 2013	Apr. 30, 2013	Apr. 01, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchases Price							$ 73,805,000
Business Acquisition, Cost of Acquired Entity, Cash Paid			$ 14,600,000	$ 5,510,000	$ 16,390,000
Business Combination, Consideration Transferred, Total								$ 15,081,000	$ 30,680,000
Fair Value of Accounts Receivable							9,966,000
Business Combination, Contingent Consideration, Asset							73,805,000
Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
CAGR performance target Percentage									15.00%
Business Combination, Contingent Consideration, Asset	[1]						$ 21,837,000
Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								50.00%
Maximum [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
CAGR performance target Percentage							25.00%
Business Combination, Contingent Consideration, Asset							$ 25,112,000
Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								20.00%
Minimum [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
CAGR performance target Percentage							20.00%
Business Combination, Contingent Consideration, Asset							$ 21,837,000
Incentive Shares [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized								461,107	648,697
Business Combination, Contingent Consideration, Liability								$ 11,080,000
Installment One [Member]
Business Acquisition [Line Items]
Premium Incentive Shares Fair Value									$ 15,887,000
Installment One [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
Business Consideration Value Current									15,887,000
Installment Two [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
Business Consideration Value Current									10,791,000
Premium Incentive Shares Fair Value									10,791,000
Premium Shares for Bond [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchases Price									4,002,000
Premium Incentive Shares Fair Value									$ 4,001,000
Premium Incentive Shares Basic Earnings Per Share									$ 0.07
Premium Shares Issuable Of Total Incentive Of Shares									163,401
Premium Incentive Shares Diluted Earnings Per Share									$ 0.07
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized								166,471
Business Combination, Contingent Consideration, Liability								$ 4,001,000
Bond [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Business Acquisition Cost Of Acquired Entity Purchases Price							$ 73,805,000
Business Acquisition, Cost of Acquired Entity, Cash Paid						$ 16,390,000	36,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		648,697			1,407,907
Equity Method Investment, Quoted Market Value					$ 16,909,000
Business Combination, Acquisition Related Costs										$ 548,000
Business Combination, Consideration Transferred, Total							73,000,000
Business Acquisition Cash Payments Expect In May 2013					$ 16,390
Business Acquisition Cash Payments Expect In September 2013				5,510,000
Business Acquisition Cash Payments Expect In September 2014			14,600,000
Fair Value of Accounts Receivable							9,966,000
Gross Contractual Accounts Receivable							10,720,000
Contractual Cash Flows Collected at Acquisition							754,000
Percentage Of Total Incentive Shares On Premium Shares Issuable								15.00%
Premium Shares Issuable Of Total Incentive Shares								$ 3,300,000
Minimum Percentage of Annual Growth Rate Performance Target								20.00%
CAGR performance target Percentage									25.00%
Business Acquisition Present Value Of Cash Consideration Installments			$ 13,286,000	$ 5,383,000
Bond [Member] | Hollysys Automation Tech. [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue										22,795,000
Business Acquisition, Pro Forma Net Income (Loss)										$ 1,791,000
Bond [Member] | Installment One [Member]
Business Acquisition [Line Items]
Fair Values Of Incentive Shares Issuable To Shareholders								$ 10,941,000
Bond [Member] | Installment Two [Member]
Business Acquisition [Line Items]
Fair Values Of Incentive Shares Issuable To Shareholders								$ 10,896,000
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life								60 months
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life								57 months
Customer Relationships [Member] | Bond [Member]
Business Acquisition [Line Items]
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets							$ 2,900,000
Finite-Lived Intangible Asset, Useful Life							57 years
Order or Production Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life								33 months
Order or Production Backlog [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life								21 months
Order or Production Backlog [Member] | Bond [Member]
Business Acquisition [Line Items]
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets							$ 11,459,000
Order or Production Backlog [Member] | Bond [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life							33 years
Order or Production Backlog [Member] | Bond [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life							21 years

[1]	The first and second installments of the Incentive Shares for Bond had fair values of $15,887 and $10,791 respectively as of June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively as of June 30, 2014. Bond achieved the performance target of the first installment of the Incentive Shares and a total number of 648,697 shares were issuable as of June 30, 2014. Those shares were issued in Oct 2014. The performance target for the second installment was also achieved, and a total number of 461,107 shares were issuable as of June 30, 2015. The fair value of these shares was $11,080 as of June 30, 2015 and was recorded as current portion of acquisition- related consideration liabilities.